Tax	12 Months Ended
Dec. 31, 2025
Tax
Tax

7 Tax

NatWest Group’s corporate income tax charge for the period is set out below, together with a reconciliation to the expected tax charge calculated using the UK standard corporation tax rate and details of the NatWest Group’s deferred tax balances.

For accounting policy information refer to Accounting policies 2.1 and 3.7.

Analysis of the tax charge for the year

The tax charge comprises current and deferred tax in respect of profits and losses recognised or originating in the income statement. Tax on items originating outside the income statement is charged to other comprehensive income or direct to equity (as appropriate) and is therefore not reflected in the table below.

Current tax is tax payable or recoverable in respect of the taxable profit or loss for the year and any adjustments to tax payable in prior years. Deferred tax is explained on page 191.

	2025	2024	2023
Continuing operations	£m	£m	£m
Current tax
Charge for the year	(1,511)	(1,415)	(1,373)
Over/(under) provision in respect of prior years	110	(145)	(123)
	(1,401)	(1,560)	(1,496)
Deferred tax
Charge for the year	(548)	(343)	(281)
Net increase in the carrying value of deferred tax assets in respect of losses	119	428	385
(Under)/over provision in respect of prior years	(44)	10	(42)
Tax charge for the year	(1,874)	(1,465)	(1,434)

7 Tax continued

Factors affecting the tax charge for the year

Taxable profits differ from profits reported in the income statement as certain amounts of income and expense may not be taxable or deductible. In addition, taxable profits may reflect items that have been included outside the income statement (for instance, in other comprehensive income) or adjustments that are made for tax purposes only.

Current tax for the year ended 31 December 2025 is based on rates of 25% for the standard rate of UK corporation tax and 3% for the UK banking surcharge.

The expected tax charge for the year is calculated by applying the standard UK corporation tax rate of 25% (2024 – 25% and 2023 – 23.5%) to the Operating profit or loss before tax in the income statement.

The actual tax charge differs from the expected tax charge as follows:

	2025	2024	2023
Continuing operations	£m	£m	£m
Expected tax charge	(1,927)	(1,549)	(1,452)
Losses and temporary differences in year where no deferred tax asset recognised	(5)	(18)	(56)
Foreign profits and losses taxed at other rates	15	37	10
Items not allowed for tax:
- losses on disposals and write-downs	(10)	(22)	(63)
- UK bank levy	(30)	(31)	(27)
- regulatory and legal actions	4	(47)	(1)
- other disallowable items	(28)	(61)	(57)
Non-taxable items:
- foreign exchange recycling on capital reduction	10	—	114
- RPI-related uplift on index linked gilts	8	18	6
- dividends	15	—	—
- other non-taxable items	34	11	20
Taxable foreign exchange movements	(6)	7	9
Unrecognised losses brought forward and utilised	18	33	27
Net increase/(decrease) in the carrying value of deferred tax assets in respect of:
- UK losses	59	378	371
- Netherlands losses	58	50	15
- Other overseas losses	2	—	(1)
Banking surcharge	(198)	(169)	(236)
Pillar 2 top-up tax	—	(20)	—
Redemption of AT1 (paid-in equity) capital notes	(46)	—	—
Tax on AT1 (paid-in equity) dividends	87	53	52
Adjustments in respect of prior years (1)	66	(135)	(165)
Actual tax charge	(1,874)	(1,465)	(1,434)

(1)	Prior year tax adjustments incorporate refinements to tax computations made on submission and agreement with the tax authorities and adjustments to provisions in respect of uncertain tax positions.

7 Tax continued

Global minimum top-up tax

The Group is subject to the global minimum top-up tax under Pillar Two tax legislation. The Group recognised no current tax expense related to the top-up tax for 2025 (2024 - £20 million) due to sufficient taxes being paid in the Group’s jurisdictions under local tax rules.

The Group has applied a temporary mandatory relief from deferred tax accounting for the impacts of the top-up tax and accounts for it as a current tax when it is incurred.

Judgement: tax contingencies

NatWest Group’s corporate income tax charge and its provisions for corporate income taxes necessarily involve a degree of estimation and judgement. The tax treatment of some transactions is uncertain and tax computations are yet to be agreed with the relevant tax authorities. Any difference between the final outcome and the amounts provided will affect current and deferred income tax charges in the period when the matter is resolved. NatWest Group recognises anticipated tax liabilities based on all available evidence and, where appropriate, in the light of external advice.

Deferred tax

Deferred tax is the tax expected to be payable or recoverable in respect of temporary differences where the carrying amount of an asset or liability differs for accounting and tax purposes. Deferred tax liabilities reflect the expected amount of tax payable in the future on these temporary differences. Deferred tax assets reflect the expected amount of tax recoverable in the future on these differences.

The net deferred tax asset recognised by NatWest Group is shown below, together with details of the accounting judgements and tax rates that have been used to calculate the deferred tax. Details are also provided of any deferred tax assets or liabilities that have not been recognised on the balance sheet.

Analysis of deferred tax

	2025	2024
	£m	£m
Deferred tax asset	1,252	1,876
Deferred tax liability	(104)	(99)
Net deferred tax asset	1,148	1,777

		Accelerated			Tax losses
		capital	Expense	Financial	carried
	Pension	allowances	provisions	instruments (1)	forward	Other	Total
	£m	£m	£m	£m	£m	£m	£m
At 1 January 2024	(16)	76	61	538	1,019	75	1,753
Credit/ (charge) to income statement:
- continuing operations	3	85	16	(57)	90	(42)	95
(Charge)/credit to other comprehensive income	(15)	—	—	(77)	—	26	(66)
Currency translation and other adjustments	(1)	—	—	(1)	(3)	—	(5)
At 1 January 2025	(29)	161	77	403	1,106	59	1,777
Charge to income statement:
- continuing operations	(6)	(35)	(19)	(115)	(297)	(1)	(473)
(Charge)/credit to other comprehensive income	(6)	—	—	(166)	—	15	(157)
Currency translation and other adjustments	(1)	(3)	—	—	5	—	1
At 31 December 2025	(42)	123	58	122	814	73	1,148

(1)	The in-year movement predominantly relates to cash flow hedges.

7 Tax continued

Deferred tax assets in respect of carried forward tax losses are recognised if the losses can be used to offset probable future taxable profits after taking into account the expected reversal of other temporary differences. Recognised deferred tax assets in respect of tax losses are analysed further below.

	2025	2024
	£m	£m
UK tax losses carried forward
- NWB Plc	55	333
- RBS plc	622	685
Total	677	1,018
Overseas tax losses carried forward
- Ulydien DAC	5	5
- NWM N.V.	132	83
	814	1,106

Critical accounting policy: Deferred tax

NatWest Group has recognised a deferred tax asset of £1,252 million (2024 - £1,876 million) and a deferred tax liability of £104 million (2024 - £99 million). These include amounts recognised in respect of UK and overseas tax losses of £814 million (2024 - £1,106 million).

Judgement – NatWest Group has considered the carrying value of deferred tax assets and concluded that, based on management’s estimates, sufficient sustainable taxable profits will be generated in future years to recover recognised deferred tax assets.

Estimates – For entities with mature business models and a longer track record of profitability and stable earnings, these estimates are partly based on forecast performance beyond the horizon for management’s detailed plans. They have regard to inherent uncertainties. The deferred tax asset in Ulydien DAC is supported substantially by future reversing taxable temporary differences on which deferred tax liabilities are recognised at 31 December 2025.

UK tax losses

Under UK tax rules, tax losses can be carried forward indefinitely. As the recognised tax losses in NatWest Group arose prior to 1 April 2015, credit in future periods is given against 25% of profits at the main rate of UK corporation tax, excluding the Banking Surcharge.

NWM Plc – Losses of £5,553 million have not been recognised in the deferred tax balance at 31 December 2025.

NWB Plc – A deferred tax asset of £55 million (2024 - £333 million) has been recognised in respect of losses of £220 million of total losses of £1,036 million carried forward at 31 December 2025. NWB Plc expects the deferred tax asset to be utilised against future taxable profits by the end of 2032.

RBS plc – A deferred tax asset of £622 million (2024 - £685 million) has been recognised in respect of losses of £2,489 million carried forward at 31 December 2025. The losses were transferred from NatWest Markets Plc as a consequence of the ring fencing regulations. RBS plc expects the deferred tax asset to be utilised against future taxable profits by the end of 2032.

Overseas tax losses

Ulydien DAC – A deferred tax asset of £5 million (2024 - £5 million) has been recognised in respect of losses of £40 million, and is now entirely supported by way of future reversing taxable temporary differences on which deferred tax liabilities are recognised at 31 December 2025. The ability to set off unutilised RoI losses of £10,262 million against future taxable profits will cease following the Group’s full exit of business operations in RoI.

7 Tax continued

NatWest Markets N.V. (NWM N.V.) - A deferred tax asset of £132 million (2024 - £83 million) has been recognised in respect of losses and tax credits of £512 million of total losses of £2,371 million carried forward at 31 December 2025. NWM N.V. expects the deferred tax asset to be utilised against future taxable profits by the end of 2032. The tax losses and tax credits have no expiry date.

Unrecognised deferred tax

Deferred tax assets of £4,882 million (2024 - £4,960 million; 2023 - £5,168 million) have not been recognised in respect of tax losses and other deductible temporary differences carried forward of £23,385 million (2024 - £23,238 million; 2023 - £24,438 million) in jurisdictions where doubt exists over the availability of future taxable profits. Of these losses and other deductible temporary differences, £4,176 million expire after 10 years. The balance of tax losses and other deductible temporary differences carried forward has no expiry date.

Deferred tax liabilities of £258 million (2024 - £269 million; 2023 - £256 million) on aggregate underlying temporary differences of £1,022 million (2024 - £1,241 million; 2023 - £1,005 million) have not been recognised in respect of retained earnings of overseas subsidiaries and held-over gains on the incorporation of certain overseas branches. These retained earnings are expected to be reinvested indefinitely or remitted to the UK free from further taxation. No taxation is expected to arise in the foreseeable future in respect of held-over gains on which deferred tax is not recognised. UK tax legislation largely exempts from UK tax overseas dividends received.